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US Legal Services

Nicole L. Molleur
Prospectus Unit
(860) 580-2826
Fax: (860) 580-4844
Nicole.molleur@us.ing.com

July 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account I
Post-Effective Amendment No. 4 to Registration Statement on Form N-4
Prospectus Title: Retirement Master
File Nos.: 333-130822 and 811-08582

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information contained in Post-Effective Amendment
No. 4 to the Registration Statement on Form N-4 (“Amendment No. 4”) for Variable Annuity Account I of
ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule
497(c) under the 33 Act would not have differed from that contained in Amendment No. 4 which was declared effective on June 27, 2008. The text of Amendment No. 4 was filed electronically on June 27, 2008.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at
860-580-2831.

Sincerely,

/s/ Nicole L. Molleur
Nicole L. Molleur

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation